Information on market risk and fair value of financial assets and liabilities (telecom activities) - Management of covenants (Details) € in Millions, د.م. in Millions, £ in Millions, XAF in Billions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 MAD (د.م.)	Dec. 31, 2021 XAF	May 11, 2021 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 21, 2016 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value					€ 500
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 137	£ 2,450
Medi Telecom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	167		د.م. 1,755
Orange Cote d'Ivoire [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	139
Orange Cote d'Ivoire [member] | Switzerland, Francs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value | XAF				XAF 91
Orange Cameroun [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 76			XAF 50
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value						€ 6,000	€ 6,000